JPMorgan Emerging Markets Debt Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.85%	0.27%	3.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.62%	0.55%	3.08%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.54%	1.32%	3.75%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	(1.00%)	1.60%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	(0.08%)	1.90%